UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2011

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
April 14, 2011

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $235,720 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America Structured Not COM              06052k323      105 10000.0000SH      SOLE                                 10000.0000
McDonalds Corp                 COM              580135101     2844 37377.0000SH      SOLE                                 37377.0000
Alerian MLP ETF                COM              00162q866    11120 679737.0000SH     SOLE                                679737.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      243 9635.0000SH       SOLE                                  9635.0000
E Tracs Alerian MLP Infrastruc COM              902641646      544 17356.0000SH      SOLE                                 17356.0000
JP Morgan Alerian MLP Index ET COM              46625h365     7603 200241.0000SH     SOLE                                200241.0000
Nuveen Real Estate Income Fund COM              67071B108      128 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103      971 5408.0658SH       SOLE                                  5408.0658
SPDR DJ Wilshire International COM              78463x863      245 6265.9956SH       SOLE                                  6265.9956
SPDR S&P 500 ETF Trust         COM              78462F103    36510 275359.0558SH     SOLE                                275359.0558
SPDR S&P International Small C COM              78463x871      217 6877.0000SH       SOLE                                  6877.0000
Vanguard FTSE All-World EX-US  COM              922042775    55417 1123630.8071SH    SOLE                               1123630.8071
Vanguard Growth Vipers         COM              922908736      334 5190.6741SH       SOLE                                  5190.6741
Vanguard Large Cap             COM              922908637     9799 161245.8040SH     SOLE                                161245.8040
Vanguard MSCI Emerging Markets COM              922042858    26655 544534.4783SH     SOLE                                544534.4783
Vanguard Mid Cap Value         COM              922908512      227 3982.0000SH       SOLE                                  3982.0000
Vanguard Mid Cap Vipers        COM              922908629    10700 132840.0010SH     SOLE                                132840.0010
Vanguard REIT Vipers           COM              922908553      677 11570.1320SH      SOLE                                 11570.1320
Vanguard S&P 500 ETF           COM              922908413     1255 20706.0000SH      SOLE                                 20706.0000
Vanguard Small Cap             COM              922908751     1817 22999.7557SH      SOLE                                 22999.7557
Vanguard Total Stock Market Vi COM              922908769     6068 88315.3989SH      SOLE                                 88315.3989
Vanguard Value                 COM              922908744      446 7864.4206SH       SOLE                                  7864.4206
iShares Barclays US Treasury I COM              464287176     1788 16377.5682SH      SOLE                                 16377.5682
iShares DJ US Regional Banks I COM              464288778      269 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      303 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     1689 28109.2822SH      SOLE                                 28109.2822
iShares MSCI Emerging Markets  COM              464287234     1695 34824.4194SH      SOLE                                 34824.4194
iShares Russell 1000 Growth    COM              464287614     3937 65099.0000SH      SOLE                                 65099.0000
iShares Russell 1000 Index Fun COM              464287622     3453 46738.3645SH      SOLE                                 46738.3645
iShares Russell 1000 Value Ind COM              464287598     3048 44383.2667SH      SOLE                                 44383.2667
iShares Russell 2000 Growth    COM              464287648      653 6851.2857SH       SOLE                                  6851.2857
iShares Russell 2000 Index     COM              464287655     6086 72303.3648SH      SOLE                                 72303.3648
iShares Russell 2000 Value     COM              464287630      603 8002.2997SH       SOLE                                  8002.2997
iShares Russell 3000 Index     COM              464287689      332 4189.0000SH       SOLE                                  4189.0000
iShares Russell Midcap         COM              464287499    10107 92737.5237SH      SOLE                                 92737.5237
iShares Russell Midcap Growth  COM              464287481    10383 170465.4441SH     SOLE                                170465.4441
iShares Russell Midcap Value   COM              464287473     9564 198580.3075SH     SOLE                                198580.3075
iShares Trust S&P 500 Index    COM              464287200     7887 59294.1364SH      SOLE                                 59294.1364